Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
REVENUES	$ 36,539,846	$ 36,598,667	$ 13,070,586
COST OF REVENUES	(26,964,611)	(28,636,850)	(9,715,604)
GROSS PROFIT	9,575,235	7,961,817	3,354,982
OPERATING EXPENSES
Selling expenses	(782,523)	(322,961)	(251,422)
General and administrative expenses	(2,250,827)	(2,369,855)	(821,432)
Research and development expenses	(3,462,715)	(2,286,141)	(449,828)
Total operating expenses	(6,496,065)	(4,978,957)	(1,522,682)
OPERATING INCOME	3,079,170	2,982,860	1,832,300
OTHER INCOME (EXPENSE), NET
Interest income	270	696	347
Interest expense	(101,713)	(57,941)	(60,242)
Other income	166,936	203,461	71,586
Other expense	(47,325)	(201,629)	(3,639)
Disposal gain of a subsidiary	60,622
Total other income (expense), net	78,790	(55,413)	8,052
INCOME BEFORE INCOME TAXES	3,157,960	2,927,447	1,840,352
Benefit from (provision for) income taxes	24,605	(109,622)	(230,297)
NET INCOME	3,182,565	2,817,825	1,610,055
Less: net income (loss) attributable to non-controlling interests	57,903	(89)	(55)
Net income attributable to shareholders of the Company	3,124,662	2,817,914	1,610,110
Other comprehensive loss
Foreign currency translation adjustment	(69,002)	(187,115)	(100,009)
Total comprehensive income	3,113,563	2,630,710	1,510,046
Less: comprehensive income (loss) attributable to non-controlling interests	57,903	(89)	(55)
Comprehensive income	$ 3,055,660	$ 2,630,799	$ 1,510,101
Earning per share – basic (in Dollars per share)	$ 0.06	$ 0.06	$ 0.03
Earning per share – diluted (in Dollars per share)	$ 0.06	$ 0.06	$ 0.03
Basic weighted average shares outstanding (in Shares)	50,000,000	50,000,000	50,000,000
Diluted weighted average shares outstanding (in Shares)	50,000,000	50,000,000	50,000,000
Third Parties
REVENUES	$ 36,539,846	$ 36,032,665	$ 13,070,586
Related Party
REVENUES		$ 566,002